Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	May 31, 2024 JPY (¥)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jun. 01, 2023	Apr. 30, 2023
Borrowings [Line Items]
Fixed interest rates						2.95%
Unsecured borrowing	¥ 250,000		¥ 1,000,000	$ 6,348	$ 1,587
Lender’s short term prime interest rate	1.475%	1.475%
Debt margin interest rate	2.525%	2.525%
Long Term Borrowings [Member]
Borrowings [Line Items]
Due payments	¥ 1,111	$ 7
Borrowings [Member]
Borrowings [Line Items]
Unsecured borrowing	¥ 1,000,000				$ 6,348
Minimum [Member]
Borrowings [Line Items]
Fixed interest rates	(3.00%)				(3.00%)		1.70%